Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Revenues(1)	16,427	18,572	33,757	37,385
Vessel operating expenses(2)	10,182	9,831	19,830	19,678
General and administrative(3) (4)	10,252	6,990	18,540	13,498
Interest income(5)	—	1,217	—	1,217
Interest expense(6)	112	166	223	224
Net income from related party transactions from discontinued operations(7)	—	6,992	—	19,255

(1)

Includes revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.

(2)	Includes ship management and crew training services provided by Teekay Corporation.
(3)

Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

(4)	Includes a $1.6 million success fee to Teekay Corporation for assistance with the acquisition of ALP during the three and six months ended June 30, 2014.
(5)

Interest income for the three and six months ended June 30, 2013 related to the interest received from Teekay Corporation and our General Partner on a $150 million partial prepayment for the Voyageur Spirit. The Partnership received interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds to Teekay Corporation from February 26, 2013 until the Partnership acquired the FPSO unit on May 2, 2013.

(6)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation.
(7)

Related party transactions relating to three conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fee described above, and crew training, commercial, technical, strategic and business development management fees charged by Teekay Corporation.